BEACON DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	ALTERNATIVE - 5.5%
60,225	iMGP DBi Managed Futures Strategy ETF, USD Class	$ 1,866,975
61,829	Simplify Managed Futures Strategy ETF	1,785,622
		3,652,597
	EQUITY - 59.5%
86,026	Astoria US Equal Weight Quality Kings ETF	3,605,298
103,231	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	9,459,057
106,473	State Street SPDR Portfolio S&P 500 ETF	9,481,421
170,008	T Rowe Price Small-Mid Cap ETF	7,082,533
219,305	VictoryShares Free Cash Flow ETF	10,213,033
		39,841,342
	FIXED INCOME - 33.5%
133,431	Angel Oak Income ETF	2,772,696
24,718	Janus Henderson AAA CLO ETF	1,249,248
74,726	PIMCO Enhanced Low Duration Active ETF	7,142,737
234,889	PIMCO Multisector Bond Active ETF	6,222,210
162,036	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	4,997,190
		22,384,081

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,251,758)	65,878,020

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
1,078,989	First American Government Obligations Fund, Class X, 3.55% (Cost $1,078,989)(a)	1,078,989

	TOTAL INVESTMENTS - 100.1% (Cost $58,330,747)	$ 66,957,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(68,218)
	NET ASSETS - 100.0%	$ 66,888,791

ETF – Exchange Traded Fund

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.